Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net assets/(deficit) are analysed as:
Assets	€ 94	€ 110	€ 110
Liabilities	(551)	€ (520)	(520)
Defined benefit pension schemes
Analysis of net assets/(deficit):
Total fair value of scheme assets	6,974		6,697	€ 6,709	€ 6,229	€ 6,857
Present value of funded scheme liabilities	(7,315)		(7,028)	(7,222)	(6,487)	(7,316)
Net assets/(deficit) for funded schemes	(341)		(331)	(513)	(258)	(459)
Present value of unfunded scheme liabilities	(116)		(79)	(81)	(83)	(91)
Net deficit	(457)		(410)	(594)	(341)	(550)
Net assets/(deficit) are analysed as:
Assets	94		110	57	224	234
Liabilities	(551)		(520)	(651)	(565)	(784)
CWW section
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,828		2,760	2,894	2,762	3,114
Present value of funded scheme liabilities	(2,734)		(2,655)	(2,842)	(2,543)	(2,884)
Net assets/(deficit) for funded schemes	94		105	52	219	230
Net assets/(deficit) are analysed as:
Assets	94		105	52	219	230
Vodafone section
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,926		2,773	2,654	2,408	2,645
Present value of funded scheme liabilities	(3,157)		(2,945)	(2,962)	(2,548)	(2,951)
Net assets/(deficit) for funded schemes	(231)		(172)	(308)	(140)	(306)
Net assets/(deficit) are analysed as:
Liabilities	€ (231)		€ (172)	€ (308)	€ (140)	€ (306)